Business Combinations - Summary of Pro Forma Financial Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hawk Parent Holdings LLC, TriSource Solutions, LLC And APS Payments
Business Acquisition [Line Items]
Revenue			$ 131,262,214	$ 164,161,841	$ 124,938,611
Net loss			(45,496,385)	(32,428,157)	(83,166,080)
Net loss attributable to non-controlling interests			(19,999,699)	(14,255,053)	(36,558,873)
Net loss attributable to the Company			$ (25,496,686)	$ (18,173,104)	$ (46,607,207)
Loss per Class A share - basic and diluted			$ (0.70)	$ (0.54)	$ (1.39)
TriSource, APS Payments, and Ventanex [Member]
Business Acquisition [Line Items]
Revenue	$ 41,756,312	$ 35,671,770
Net loss	(4,585,192)	(7,220,058)
Net loss attributable to non-controlling interests	(2,126,185)	(2,620,317)
Net loss attributable to the Company	$ (2,459,007)	$ (4,599,740)
Loss per Class A share - basic and diluted	$ (0.07)	$ (0.14)